Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 21, 2014
Registrant Name	dei_EntityRegistrantName	ALPS Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001558107
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 21, 2014
Prospectus Date	rr_ProspectusDate	Dec. 16, 2013